Major Customer	3 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
Major Customer

NOTE 12 - Major Customer

The Company has one major customer, which represents 10% or more of the total sales of the Company for the period. Sales to and account receivable from the customer for the year ended and as of December 31, 2018 were $1,745,000.